Allowance for Loan Losses - Composition of the Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Ending allowance balance attributed to loans
Individually evaluated for impairment	$ 8,276		$ 15,935
Collectively evaluated for impairment	47,261		52,509
Total ending allowance balance	55,537		68,444
Loan Balance:
Loans individually evaluated for impairment	137,238		187,135
Loans collectively evaluated for impairment	4,313,084		4,129,964
Total ending loan balance	4,450,322		4,317,099
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	6.03%		8.52%
Loans collectively evaluated for impairment	1.10%		1.27%
Total ending loan balance	1.25%		1.59%
Recorded Investment:
Loans individually evaluated for impairment	137,339		187,135
Loans collectively evaluated for impairment	4,326,570		4,144,648
Recorded Investment	4,463,909		4,331,783
Commercial, financial and agricultural
Ending allowance balance attributed to loans
Individually evaluated for impairment	3,180		5,819
Collectively evaluated for impairment	12,455		11,131
Total ending allowance balance	15,635		16,950
Loan Balance:
Loans individually evaluated for impairment	22,523		40,621
Loans collectively evaluated for impairment	801,404		703,176
Total ending loan balance	823,927	[1]	743,797	[1]
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.12%		14.33%
Loans collectively evaluated for impairment	1.55%		1.58%
Total ending loan balance	1.90%		2.28%
Recorded Investment:
Loans individually evaluated for impairment	22,587		40,621
Loans collectively evaluated for impairment	804,316		706,297
Recorded Investment	826,903	[1]	746,918	[1]
Commercial real estate
Ending allowance balance attributed to loans
Individually evaluated for impairment	1,540		4,431
Collectively evaluated for impairment	10,196		11,108
Total ending allowance balance	11,736		15,539
Loan Balance:
Loans individually evaluated for impairment	44,267		51,978
Loans collectively evaluated for impairment	1,047,897		1,056,596
Total ending loan balance	1,092,164	[1]	1,108,574	[1]
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	3.48%		8.52%
Loans collectively evaluated for impairment	0.97%		1.05%
Total ending loan balance	1.07%		1.40%
Recorded Investment:
Loans individually evaluated for impairment	44,278		51,978
Loans collectively evaluated for impairment	1,051,725		1,060,831
Recorded Investment	1,096,003	[1]	1,112,809	[1]
Construction real estate
Ending allowance balance attributed to loans
Individually evaluated for impairment	2,277		3,414
Collectively evaluated for impairment	4,564		11,019
Total ending allowance balance	6,841		14,433
Loan Balance:
Loans individually evaluated for impairment	34,814		50,240
Loans collectively evaluated for impairment	130,714		167,306
Total ending loan balance	165,528		217,546
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	6.54%		6.80%
Loans collectively evaluated for impairment	3.49%		6.59%
Total ending loan balance	4.13%		6.63%
Recorded Investment:
Loans individually evaluated for impairment	34,834		50,240
Loans collectively evaluated for impairment	131,176		167,856
Recorded Investment	166,010		218,096
Residential real estate
Ending allowance balance attributed to loans
Individually evaluated for impairment	1,279		2,271
Collectively evaluated for impairment	13,480		13,421
Total ending allowance balance	14,759		15,692
Loan Balance:
Loans individually evaluated for impairment	35,616		44,276
Loans collectively evaluated for impairment	1,678,029		1,584,342
Total ending loan balance	1,713,645		1,628,618
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	3.59%		5.13%
Loans collectively evaluated for impairment	0.80%		0.85%
Total ending loan balance	0.86%		0.96%
Recorded Investment:
Loans individually evaluated for impairment	35,622		44,276
Loans collectively evaluated for impairment	1,681,449		1,588,147
Recorded Investment	1,717,071		1,632,423
Consumer
Ending allowance balance attributed to loans
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	6,566		5,830
Total ending allowance balance	6,566		5,830
Loan Balance:
Loans individually evaluated for impairment	18		20
Loans collectively evaluated for impairment	651,912		616,485
Total ending loan balance	651,930		616,505
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.00%		0.00%
Loans collectively evaluated for impairment	1.01%		0.95%
Total ending loan balance	1.01%		0.95%
Recorded Investment:
Loans individually evaluated for impairment	18		20
Loans collectively evaluated for impairment	654,747		619,415
Recorded Investment	654,765		619,435
Leases
Ending allowance balance attributed to loans
Individually evaluated for impairment	0		0
Collectively evaluated for impairment	0		0
Total ending allowance balance	0		0
Loan Balance:
Loans individually evaluated for impairment	0		0
Loans collectively evaluated for impairment	3,128		2,059
Total ending loan balance	3,128		2,059
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.00%		0.00%
Loans collectively evaluated for impairment	0.00%		0.00%
Total ending loan balance	0.00%		0.00%
Recorded Investment:
Loans individually evaluated for impairment	0		0
Loans collectively evaluated for impairment	3,157		2,102
Recorded Investment	$ 3,157		$ 2,102

[1]	Included within commercial, financial and agricultural loans, commercial real estate loans, and SEPH/Vision commercial land and development loans are an immaterial amount of consumer loans that are not broken out by class.